Share Capital - Narrative (Details)	12 Months Ended
Dec. 31, 2017 CAD class_series
Disclosure of classes of share capital [line items]
Aggregate liquidation entitlement amount | CAD	CAD 200,000,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of class series	13
Number of class series outstanding	10
Common shares (Note 15)
Disclosure of classes of share capital [line items]
Dividend reinvestments option to issue discounted shares, discount maximum percentage	5.00%